SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)																1 Months Ended
	Oct. 30, 2011		Oct. 31, 2010		Oct. 30, 2011 After stock split	Feb. 02, 2011 After stock split	Oct. 30, 2011 Common stock, nonvoting		Oct. 31, 2010 Common stock, nonvoting		Feb. 02, 2011 Common stock, nonvoting After stock split	Oct. 30, 2011 Common stock		Oct. 31, 2010 Common stock		Dec. 05, 2010 Common stock Numerator	Dec. 05, 2010 Common stock Denominator	Feb. 02, 2011 Common stock Before stock split	Feb. 02, 2011 Common stock After stock split
Authorized stock split ratio																2	1
Common stock, par value (in dollars per share)							$ 0.01	[1]	$ 0.01	[1]		$ 0.0293	[1]	$ 0.0293	[1]			$ 0.0586	$ 0.0293
Common stock, number of shares authorized							400,000,000	[1]	400,000,000	[1]	400,000,000	800,000,000	[1]	800,000,000	[1]			400,000,000	800,000,000
Preferred stock, number of shares authorized, after stock split	160,000,000	[1]	160,000,000	[1]	160,000,000	160,000,000

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011